UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               ------------------------------

Check here if Amendment; |_|   Amendment Number:
      This Amendment (Check only one.): |_|   is a restatement.
                                        |_|   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Trendstar Advisors, LLC
            --------------------------------------------------------------------
Address:    7300 College Boulevard
            --------------------------------------------------------------------
            Suite 308
            --------------------------------------------------------------------
            Overland Park, KS  66210
            --------------------------------------------------------------------

Form 13F File Number:   28-11019
                        ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kyle R. Bubeck
          -----------------------------------------------
Title:    Secretary
          -----------------------------------------------
Phone:    913-661-2900
          -----------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Kyle R. Bubeck             Overland Park, KS              07/28/06
------------------------------   ----------------------       ------------------
          [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number          Name

      28-                           N/A
         ------------------         ---------------------------------
         [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            ------------------------------
Form 13F Information Table Entry Total:     112
                                            ------------------------------
Form 13F Information Table Value Total:     $ 373,964
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                             TrendStar Advisors, LLC
                                    FORM 13F
                                  June 30, 2006

      Name of Issuer               Title of Class   Cusip         Value    Shares/  SH/ Put/ Investmt   Other     Voting Authority
                                                                 (x$1000) Prin Amt  PRN Call Dscretn   Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES                       COM      002824100         326      7475  SH         Sole                7475
ADVENT SOFTWARE INC COM                   COM      007974108        3725    103266  SH         Sole              103266
AFFYMETRIX INC COM                        COM      00826T108        4006    156500  SH         Sole              156500
AFLAC INC COM                             COM      001055102        1444     31150  SH         Sole               31150
ALTERA CORP                               COM      021441100         983     56000  SH         Sole               56000
AMDOCS LTD                                COM      G02602103         155      4225  SH         Sole                4225
AMERICAN EXPRESS INC.                     COM      25816109          303      5700  SH         Sole                5700
AMERICAN INTL GROUP COM                   COM      026874107        1100     18625  SH         Sole               18625
AMERICAN MEDICAL SYSTMES HLDGS INC        COM      02744M108        3714    223050  SH         Sole              223050
AMERIGROUP CORP COM                       COM      03073T102       10177    327875  SH         Sole              327875
AMSURG CORP COM                           COM      03232P405        7491    329293  SH         Sole              329293
ANALOGIC CORP COM PAR $0.05               COM      032657207        4693    100685  SH         Sole              100685
APPLIED MATLS INC COM                     COM      038222105        1118     68675  SH         Sole               68675
ARBITRON INC COM                          COM      03875Q108        5297    138200  SH         Sole              138200
AZTAR CORP COM                            COM      054802103        6017    115800  SH         Sole              115800
BANKATLANTIC BANCORP                      COM      065908501        6094    410675  SH         Sole              410675
BARNES & NOBLE INC                        COM      067774109        7081    194000  SH         Sole              194000
BECKMAN COULTER INC                       COM      075811109         417      7500  SH         Sole                7500
BENCHMARK ELECTRONICS INC                 COM      08160H101        7989    331224  SH         Sole              331224
BIO-REFERENCE LAB                         COM      09057G602        2480    113988  SH         Sole              113988
BIOSITE INC                               COM      090945106        8410    184186  SH         Sole              184186
BISYS GROUP INC                           COM      055472104        6218    453900  SH         Sole              453900
BLACK BOX CORP                            COM      091826107        7410    193311  SH         Sole              193311
BOSTON PRIVT FINL HLDG COM                COM      101119105        5722    205089  SH         Sole              205089
BOSTON SCIENTIFIC CORP                    COM      101137107         498     29600  SH         Sole               29600
BRADLEY PHARMACEUTICALS INC               COM      104576103        4706    461399  SH         Sole              461399
CABOT MICROELECTRONICS CORP               COM      12709P103        8734    288167  SH         Sole              288167
CACI INTERNATIONAL INC                    COM      127190304        9374    160700  SH         Sole              160700
CARNIVAL CORP CLASS A                     COM      143658300         413      9900  SH         Sole                9900
CBRL GROUP, INC.                          COM      12489V106        7274    214457  SH         Sole              214457
CENTENE CORP DEL                          COM      15135B101        6888    292750  SH         Sole              292750
CISCO SYS INC COM                         COM      17275R102         769     39400  SH         Sole               39400
COCA COLA CO COM                          COM      191216100         390      9075  SH         Sole                9075
COHEN & STEERS INC                        COM      19247A100        2282     96700  SH         Sole               96700
COLGATE PALMOLIVE CO COM                  COM      194162103         879     14675  SH         Sole               14675
CR BARD                                   COM      067383109        1033     14100  SH         Sole               14100
CREE INC.                                 COM      225447101        8359    351825  SH         Sole              351825
DELL INC                                  COM      24702R101         731     29870  SH         Sole               29870
DIAGNOSTIC PRODUCTS CORP                  COM      252450101         649     11150  SH         Sole               11150
DSP GROUP                                 COM      23332B106        5918    238162  SH         Sole              238162
EFJ INC                                   COM      26843B101         160     26700  SH         Sole               26700
ETHAN ALLEN INTERIORS COM                 COM      297602104        7954    217625  SH         Sole              217625
EXPEDITORS INTL WASH INC                  COM      302130109         414      7400  SH         Sole                7400
FIRST DATA CORP                           COM      319963104         404      8967  SH         Sole                8967
FORWARD AIR CORPORATION                   COM      349853101        5169    126898  SH         Sole              126898
GENTEX CORP COM                           COM      371901109         624     44600  SH         Sole               44600
GEVITY HR INC                             COM      374393106        7613    286738  SH         Sole              286738
GOLDMAN SACHS                             COM      38141G104        1019      6775  SH         Sole                6775
H & R BLOCK INC                           COM      093671105         103      4300  SH         Sole                4300
HARMAN INTERNATIONAL                      COM      413086109         461      5400  SH         Sole                5400
ICU MEDICAL INC                           COM      44930G107        9883    233984  SH         Sole              233984
II-VI INC                                 COM      902104108         156      8500  SH         Sole                8500
INTEL CORP COM                            COM      458140100         748     39360  SH         Sole               39360
INTERMAGNETICS GENERAL                    COM      458771102        2195     81370  SH         Sole               81370
INTERSIL CORP                             COM      46069S109         781     33600  SH         Sole               33600
INTL RECTIFIER                            COM      460254105          78      2000  SH         Sole                2000
INVESTORS FINANCIAL SVCS CP               COM      461915100        5974    133050  SH         Sole              133050
IXYS CORPORATION                          COM      46600W106        4501    468810  SH         Sole              468810
JABIL CIRCUIT INC                         COM      466313103        1205     47065  SH         Sole               47065
JETBLUE AIRWAYS                           COM      477143101        6167    508020  SH         Sole              508020
JOHNSON & JOHNSON COM                     COM      478160104         965     16100  SH         Sole               16100
JOHNSON CTLS INC COM                      COM      478366107        1359     16525  SH         Sole               16525
KIMBERLY CLARK CORP COM                   COM      494368103         844     13675  SH         Sole               13675
LASERSCOPE                                COM      518081104        3416    110876  SH         Sole              110876
LEAR CORP COM                             COM      521865105         100      4500  SH         Sole                4500
LINEAR TECHNOLOGY CORP                    COM      535678106          85      2550  SH         Sole                2550
MCDONALDS CORP COM                        COM      580135101         999     29725  SH         Sole               29725
MEDCOHEALTH SOLUTIONS                     COM      58405U102          87      1521  SH         Sole                1521
MEDICIS PHARMACEUTICAL CL A NEW           COM      584690309        1076     44850  SH         Sole               44850
MERCK & CO                                COM      589331107        1103     30270  SH         Sole               30270
MERCURY COMPUTER SYSTEMS INC              COM      589378108        7626    495521  SH         Sole              495521
MERGE TECHNOLOGIES INC                    COM      589981109        7076    574841  SH         Sole              574841
MICREL INC COM                            COM      594793101          52      5200  SH         Sole                5200
MICROSOFT CORP COM                        COM      594918104        1309     56185  SH         Sole               56185
MOLECULAR DEVICES                         COM      60851C107        7488    245014  SH         Sole              245014
MONACO COACH CORP COM                     COM      60886R103        5350    421224  SH         Sole              421224
MORGAN STANLEY                            COM      617446448         806     12745  SH         Sole               12745
NORTHERN TRUST CORP                       COM      665859104         120      2175  SH         Sole                2175
NOVELLUS                                  COM      670008101         650     26300  SH         Sole               26300
OMNIVISION TECHNOLOGIES                   COM      682128103        6115    289552  SH         Sole              289552
PEPSICO INC                               COM      713448108         728     12125  SH         Sole               12125
PERFORMANCE FOOD GROUP COM                COM      713755106        9004    296370  SH         Sole              296370
PFIZER INC COM                            COM      717081103         167      7100  SH         Sole                7100
PHOTRONICS INC.                           COM      719405102        6191    418280  SH         Sole              418280
PLEXUS CORP COM                           COM      729132100        9579    280000  SH         Sole              280000
POLYMEDICA                                COM      731738100        9547    265476  SH         Sole              265476
PROCTER GAMBLE CO                         COM      742718109         829     14917  SH         Sole               14917
SARA LEE CORP COM                         COM      803111103         368     23000  SH         Sole               23000
SCHERING PLOUGH CORP COM                  COM      806605101         813     42725  SH         Sole               42725
SEROLOGICALS CORP                         COM      817523103        3344    106372  SH         Sole              106372
SIGMA ALDRICH CORP COM                    COM      826552101        1088     14975  SH         Sole               14975
SIGMATEL INC                              COM      82661W107         127     30800  SH         Sole               30800
SOUTHWEST AIRLINES                        COM      844741108         340     20775  SH         Sole               20775
STEINER LEISURE LIMITED                   COM      P8744Y102        4973    125805  SH         Sole              125805
SUPERTEX INC                              COM      868532102        5811    145500  SH         Sole              145500
SYMANTEC CORP                             COM      871503108         396     25471  SH         Sole               25471
TEXAS INSTRUMENTS INC                     COM      882508104          77      2550  SH         Sole                2550
TIFFANY & CO NEW                          COM      886547108         906     27450  SH         Sole               27450
USEC INC.                                 COM      90333E108        1763    148800  SH         Sole              148800
VARIAN SEMICONDUCTOR EQUIP                COM      922207105        7954    243925  SH         Sole              243925
WADDELL & REED FINL CL A                  COM      930059100        5355    260475  SH         Sole              260475
WATSON WYATT WORLDWIDE, INC.              COM      942712100        9132    259875  SH         Sole              259875
WCI CMNTYS INC COM                        COM      92923C104        7555    375100  SH         Sole              375100
WEIGHT WATCHERS INTERNATIONAL             COM      948626106        1357     33175  SH         Sole               33175
WILMINGTON TRUST CORP COM                 COM      971807102        6354    150650  SH         Sole              150650
WM WRIGLEY JR CO CL B                     COM      982526204         164      3624  SH         Sole                3624
WP STEWART AND COMPANY LTD                COM      G84922106        3396    223125  SH         Sole              223125
WRIGLEY WM JR CO COM                      COM      982526105         658     14500  SH         Sole               14500
WYETH COM                                 COM      983024100         809     18225  SH         Sole               18225
YAHOO! INC.                               COM      984332106         838     25400  SH         Sole               25400
YUM BRANDS                                COM      988498101         819     16300  SH         Sole               16300
ZOLL MEDICAL CORP                         COM      989922109       10015    305713  SH         Sole              305713